FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:   12/31

Date of reporting period:  9/30/10

Item 1. Schedule of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited)

Quarterly Statement of Investments

See Notes to Statements ofInvestments.

'Non-income producing. bThe Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited)

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Franklin Growth and Income Securities Fund	Country	Shares	Value
Common Stocks 78.5%			
Consumer Discretionary 7.1%			
Best Buy Co. Inc.	United States	106,600	$ 4,352,478
Comcast Corp., A	United States	212,280	3,838,022
The Home Depot Inc.	United States	146,700	4,647,456
Limited Brands Inc.	United States	170,900	4,576,702
Target Corp.	United States	85,800	4,585,152
			21,999,810
Consumer Staples 6.5%			
The Coca-Cola Co.	United States	118,900	6,958,028
Diageo PLC, ADR	United Kingdom	81,000	5,589,810
The Procter & Gamble Co.	United States	37,500	2,248,875
Unilever NV, N.Y. shs.	Netherlands	175,400	5,240,952
			20,037,665
Energy 10.2%			
Chevron Corp.	United States	86,200	6,986,510
ConocoPhillips	United States	99,500	5,714,285
Exxon Mobil Corp.	United States	90,144	5,569,998
Halliburton Co.	United States	160,600	5,311,042
Spectra Energy Corp.	United States	234,500	5,287,975
[a]Weatherford International Ltd.	United States	163,300	2,792,430
			31,662,240
Financials 6.8%			
Aflac Inc.	United States	109,500	5,662,245
JPMorgan Chase & Co.	United States	123,270	4,692,889
Marsh & McLennan Cos. Inc.	United States	175,600	4,235,472
Wells Fargo & Co.	United States	198,800	4,995,844
Weyerhaeuser Co.	United States	91,627	1,444,041
			21,030,491
Health Care 9.5%			
Abbott Laboratories	United States	98,000	5,119,520
Johnson & Johnson	United States	110,200	6,827,992
Merck & Co. Inc.	United States	248,161	9,134,807
Pfizer Inc.	United States	245,400	4,213,518
Roche Holding AG	Switzerland	30,800	4,206,982
			29,502,819
Industrials 13.2%			
3M Co.	United States	76,300	6,615,973
Caterpillar Inc.	United States	94,500	7,435,260
General Dynamics Corp.	United States	86,900	5,458,189
General Electric Co.	United States	395,600	6,428,500
J.B. Hunt Transport Services Inc.	United States	98,900	3,431,830
Republic Services Inc.	United States	185,600	5,658,944
United Parcel Service Inc., B	United States	88,600	5,908,734
			40,937,430
Information Technology 11.6%			
Intel Corp.	United States	313,400	6,026,682
International Business Machines Corp.	United States	50,200	6,733,828
Microchip Technology Inc.	United States	239,900	7,544,855
Microsoft Corp.	United States	268,500	6,575,565
Paychex Inc.	United States	156,800	4,310,432
Xerox Corp.	United States	452,000	4,678,200
			35,869,562
Materials 3.9%			
E. I. du Pont de Nemours and Co.	United States	152,100	6,786,702

Quarterly Statement of Investments

See Notes to Statements of Investments.

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Repurchase Agreements (Cost $11,745,444) 4.1%			
[j]Joint Repurchase Agreement, 0.205%, 10/01/10 (Maturity Value $11,745,511)	United States	11,745,444	11,745,444
Banc of America Securities LLC (Maturity Value $1,430,133)			
Barclays Capital Inc. (Maturity Value $667,380)			
BNP Paribas Securities Corp. (Maturity Value $2,478,891)			
Credit Suisse Securities (USA) LLC (Maturity Value $2,383,752)			
Deutsche Bank Securities Inc. (Maturity Value $971,706)			
HSBC Securities (USA) Inc. (Maturity Value $1,430,133)			
Morgan Stanley & Co. Inc. (Maturity Value $1,430,133)			
UBS Securities LLC (Maturity Value $953,383)			
Collateralized by U.S. Government Agency Securities, 0.146% - 6.25%, 2/01/11 - 4/18/17; [k]U.S. Government Agency Discount Notes, 1/14/11 - 2/28/14; and U.S. Treasury Notes, 0.875% - 10.625%, 2/28/11 - 8/15/15			
Total Investments (Cost $270,740,233) 99.4%			281,642,199
Other Assets, less Liabilities 0.6%			1,725,399
Net Assets 100.0%			$ 283,367,598

[*]The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]At September 30, 2010, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2010, the aggregate value of these securities was $94,287,172, representing 33.27% of net assets.
[d]Perpetual security with no stated maturity date.
[e]Income may be received in additional securities and/or cash.
[f]Defaulted security or security for which income has been deemed uncollectible.
[g]Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2010, the value of this security was $191, representing less than 0.01% of net assets.
[h]The coupon rate shown represents the rate at period end.
[i]Security purchased on when-issued basis.
[j]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2010, all repurchase agreements had been entered into on that date.
[k]The security is traded on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited)

Quarterly Statement ofInvestments

See Notes to Statement ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited)

Nortek Inc., senior secured note, 11.00%, 12/01/13	United States	4,821,333		5,146,773
[d]Pinafore LLC/Inc., senior secured note, 144A, 9.00%, 10/01/18	United States	3,600,000		3,798,000
RBS Global & Rexnord Corp.,				
senior note, 8.50%, 5/01/18	United States	26,900,000		27,471,625
senior sub. note, 11.75%, 8/01/16	United States	13,500,000		14,512,500
[d]Severstal Columbus LLC, senior secured note, 144A, 10.25%, 2/15/18	United States	10,000,000		10,550,000
Terex Corp., senior sub. note, 8.00%, 11/15/17	United States	45,000,000		45,281,250
United Rentals North America Inc., senior sub. note, 7.75%, 11/15/13	United States	7,500,000		7,612,500
				433,663,386
Information Technology 5.2%				
Advanced Micro Devices Inc., senior note, 8.125%, 12/15/17	United States	5,100,000		5,406,000
Ceridian Corp., senior note, 11.25%, 11/15/15	United States	20,000,000		18,550,000
First Data Corp.,				
senior note, 9.875%, 9/24/15	United States	110,000,000		90,212,500
senior sub. note, 11.25%, 3/31/16	United States	45,000,000		32,625,000
Freescale Semiconductor Inc.,				
senior note, 10.125%, 12/15/16	United States	20,000,000		18,300,000
[d]senior note, 144A, 10.75%, 8/01/20	United States	96,750,000		97,475,625
[d]senior secured note, 144A, 10.125%, 3/15/18	United States	5,000,000		5,337,500
[d]senior secured note, 144A, 9.25%, 4/15/18	United States	51,700,000		53,768,000
Lucent Technologies Inc., 6.45%, 3/15/29	United States	3,200,000		2,344,000
[d]NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	Netherlands	8,600,000		9,202,000
Sanmina-SCI Corp., senior sub. note,				
6.75%, 3/01/13	United States	20,000,000		20,300,000
8.125%, 3/01/16	United States	18,100,000		18,643,000
SunGard Data Systems Inc.,				
senior note, 9.125%, 8/15/13	United States	8,100,000		8,312,625
senior note, 10.625%, 5/15/15	United States	7,500,000		8,400,000
senior sub. note, 10.25%, 8/15/15	United States	14,500,000		15,333,750
				404,210,000
Materials 2.1%				
Huntsman International LLC,				
senior note, 5.50%, 6/30/16	United States	1,750,000		1,684,375
senior sub. note, 7.875%, 11/15/14	United States	14,700,000		15,324,750
senior sub. note, 7.375%, 1/01/15	United States	15,500,000		15,810,000
[d]senior sub. note, 144A, 8.625%, 3/15/21	United States	2,100,000		2,184,000
[d]Ineos Group Holdings PLC,				
senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	5,000,000		4,256,250
senior sub. note, 144A, 7.875%, 2/15/16	United Kingdom	30,000,000	EUR	34,260,450
[d]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	United Kingdom	9,400,000	EUR	13,570,824
[d]LBI Escrow Corp., senior secured note, 144A, 8.00%, 11/01/17	United States	18,700,000		20,476,500
Nalco Co., senior note, 8.25%, 5/15/17	United States	4,000,000		4,440,000
Nalco Finance Holdings LLC, senior note, 9.00%, 2/01/14	United States	36,829,000		37,841,797
NewPage Corp., senior secured note,				
10.00%, 5/01/12	United States	10,800,000		5,400,000
11.375%, 12/31/14	United States	6,000,000		5,460,000
				160,708,946
Telecommunication Services 1.2%				
[d]Clearwire Corp., senior secured note, 144A, 12.00%, 12/01/15	United States	27,500,000		29,768,750
Cricket Communications Inc.,				
senior note, 9.375%, 11/01/14	United States	7,500,000		7,800,000
senior secured note, 7.75%, 5/15/16	United States	5,000,000		5,331,250
[d]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	12,000,000		12,300,000
Frontier Communications Corp., senior note,				
8.25%, 4/15/17	United States	11,600,000		12,745,500
8.50%, 4/15/20	United States	12,900,000		14,302,875
Sprint Nextel Corp., senior note, 8.375%, 8/15/17	United States	7,700,000		8,393,000
				90,641,375
Utilities 5.0%				
The AES Corp., senior note, 8.00%, 10/15/17	United States	15,500,000		16,817,500
[d]Calpine Construction Finance, senior secured note, 144A, 8.00%, 6/01/16	United States	17,500,000		18,812,500
[d]Calpine Corp., senior secured note, 144A,				
7.25%, 10/15/17	United States	5,000,000		5,112,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

  4118/17;iU.S. Government Agency Discount Notes, 1/14/11 - 2/28/14; and U.S. Treasury Notes, 0.875% - 10.625%, 2/28/11 - 8/15/15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited)

Quarterly Statement of Investments

See Notes to Statements ofInvestments.

U.	S. Treasury Notes, 0.875% - 10.625%, 2/28/11 - 8/15/15

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments

'Non-income producing. bThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited)

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

[a]Bristow Group Inc.	549,800	$ 19,836,78
CONSOL Energy Inc.	79,700	2,945,71
[a]Global Industries Ltd.	1,690,000	9,244,30
[a]Helix Energy Solutions Group Inc.	890,000	9,914,60
[a]Oil States International Inc.	295,000	13,732,25
Overseas Shipholding Group Inc.	298,000	10,227,36
Peabody Energy Corp.	103,200	5,057,83
[a]Rowan Cos. Inc.	710,000	21,555,60
Teekay Corp. (Canada)	286,531	7,658,97
Tidewater Inc.	457,000	20,478,17
[a]Unit Corp.	336,000	12,529,44
		150,531,58
Food & Staples Retailing 0.8%		
Casey's General Stores Inc.	243,000	10,145,25
Food, Beverage & Tobacco 1.0%		
Lancaster Colony Corp.	265,000	12,587,50
Health Care Equipment & Services 3.2%		
Beckman Coulter Inc.	77,400	3,776,34
STERIS Corp.	477,000	15,845,94
Teleflex Inc.	257,000	14,592,46
West Pharmaceutical Services Inc.	178,500	6,124,33
		40,339,08
Industrial Conglomerates 1.0%		
Carlisle Cos. Inc.	400,100	11,982,99
Insurance 13.2%		
American National Insurance Co.	79,000	6,001,63
Arthur J. Gallagher & Co.	168,200	4,435,43
Aspen Insurance Holdings Ltd.	560,400	16,968,91
Erie Indemnity Co., A	176,000	9,866,56
The Hanover Insurance Group Inc.	155,000	7,285,00
HCC Insurance Holdings Inc.	209,900	5,476,29
Montpelier Re Holdings Ltd. (Bermuda)	704,400	12,200,20
[f]Old Republic International Corp.	1,583,400	21,930,09
Protective Life Corp.	1,110,000	24,153,60
[f]RLI Corp.	150,000	8,493,00
StanCorp Financial Group Inc.	318,200	12,091,60
Tower Group Inc.	645,000	15,060,75
Transatlantic Holdings Inc.	182,000	9,249,24
Validus Holdings Ltd. (Bermuda)	488,295	12,871,45
		166,083,77
Machinery 12.8%		
[a]Astec Industries Inc.	368,000	10,499,04
Briggs & Stratton Corp.	533,000	10,132,33
CIRCOR International Inc.	148,302	4,686,34
[a]CNH Global NV (Netherlands)	84,000	3,077,76
Gardner Denver Inc.	294,400	15,803,39
Graco Inc.	430,000	13,643,90
Kennametal Inc.	455,000	14,073,15
Lincoln Electric Holdings Inc.	216,200	12,500,68
Mueller Industries Inc.	611,000	16,185,39
Nordson Corp.	273,000	20,117,37
Timken Co.	110,000	4,219,60
Trinity Industries Inc.	854,200	19,023,03
[a]Wabash National Corp.	923,300	7,469,49
Watts Water Technologies Inc., A	285,000	9,704,25
		161,135,74
Materials 8.4%		
AptarGroup Inc.	223,200	10,193,54
Cabot Corp.	364,600	11,875,02
Glatfelter	347,900	4,230,46
Reliance Steel & Aluminum Co.	418,700	17,388,61

		Principal Amount		
[d]Repurchase Agreements 0.4%				
Barclays Capital Inc., 0.25%, 10/01/10 (Maturity Value $1,161,008) Collateralized by U.S. Treasury Bonds, 4.50% - 6.00%, 2/15/26 - 8/15/39	$	1,161,000	$	1,161,000
BNP Paribas Securities Corp., 0.25%, 10/01/10 (Maturity Value $1,250,009) Collateralized by U.S. Government Agency Securities, 0.18% - 6.00%, 5/25/11-4/18/36; [e] U.S. Government Agency Discount Notes, 3/30/11		1,250,000		1,250,000
Deutsche Bank Securities Inc., 0.23%, 10/01/10 (Maturity Value $590,004) U.S. Treasury Notes, 2.50%, 3/31/15		590,000		590,000
Deutsche Bank Securities Inc., 0.25%, 10/01/10 (Maturity Value $1,145,008) Collateralized by U.S. Government Agency Securities, 1.00% - 1.55%, 7/26/13 - 9/20/13		1,145,000		1,145,000
RBS Securities Inc., 0.29%, 10/01/10 (Maturity Value $1,132,009) Collateralized by U.S. Government Agency Securities, 1.25% - 8.875%, 12/08/10 - 4/15/30		1,132,000		1,132,000
Total Repurchase Agreements (Cost $5,278,000)				5,278,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost $7,814,889)				7,307,511
Total Investments (Cost $1,105,245,075) 100.4%				1,258,792,301
Other Assets, less Liabilities (0.4)%				(4,566,572)
Net Assets 100.0%				$ 1,254,225,729

[a] Non-income producing.
[b] A portion or all of the security is on loan at September 30, 2010.
[c] The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.
[d] At September 30, 2010, all repurchase agreements had been entered into on that date.
[e] The security is traded on a discount basis with no stated coupon rate.
[f] At September 30, 2010, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited)

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments

JPMorgan Chase & Co.,			
6.00%, 1/15/18	United States	1,500,000	1,715,537
[f]junior sub. note, 1, 7.90%, Perpetual	United States	1,800,000	1,935,488
JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37	United States	4,500,000	4,499,119
[e]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	3,500,000	3,580,580
Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	3,500,000	3,835,643
Moody's Corp., senior note, 5.50%, 9/01/20	United States	3,500,000	3,617,537
Morgan Stanley, senior note,			
6.00%, 4/28/15	United States	4,000,000	4,403,920
5.50%, 7/24/20	United States	500,000	516,083
[e]TransUnion LLC/TransUnion Corp., senior note, 144A, 11.375%, 6/15/18	United States	1,000,000	1,142,500
			69,234,396
Energy 6.7%			
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	United States	4,500,000	5,480,806
Antero Resources Finance, senior note, 9.375%, 12/01/17	United States	3,000,000	3,202,500
Berry Petroleum Co., senior note, 10.25%, 6/01/14	United States	2,200,000	2,491,500
[e]Chaparral Energy Inc., senior note, 144A, 9.875%, 10/01/20	United States	2,400,000	2,436,000
[e,i]CHC Helicopter SA, senior secured note, 144A, 9.25%, 10/15/20	Canada	4,400,000	4,466,000
Chesapeake Energy Corp., senior note,			
7.625%, 7/15/13	United States	700,000	766,500
7.25%, 12/15/18	United States	300,000	324,750
6.625%, 8/15/20	United States	3,300,000	3,465,000
Compagnie Generale de Geophysique-Veritas, senior note,			
7.50%, 5/15/15	France	2,300,000	2,351,750
9.50%, 5/15/16	France	100,000	108,500
7.75%, 5/15/17	France	1,800,000	1,849,500
[e]Consol Energy Inc., senior note, 144A,			
8.00%, 4/01/17	United States	1,800,000	1,957,500
8.25%, 4/01/20	United States	800,000	878,000
Copano Energy LLC, senior note,			
8.125%, 3/01/16	United States	3,500,000	3,587,500
7.75%, 6/01/18	United States	200,000	203,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	United States	3,500,000	3,683,750
Denbury Resources Inc., senior sub. note, 8.25%, 2/15/20	United States	698,000	765,183
El Paso Corp.,			
[e]senior bond, 144A, 6.50%, 9/15/20	United States	2,300,000	2,351,750
senior note, 7.00%, 6/15/17	United States	1,000,000	1,066,753
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	2,500,000	2,643,750
[j]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	United States	4,000,000	3,985,596
[e]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	3,500,000	3,351,250
General Maritime Corp., senior note, 12.00%, 11/15/17	United States	1,700,000	1,802,000
Holly Corp., senior note, 9.875%, 6/15/17	United States	1,900,000	2,021,125
[e]Linn Energy Corp., senior note, 144A,			
8.625%, 4/15/20	United States	3,000,000	3,195,000
7.75%, 2/01/21	United States	1,000,000	1,013,750
MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14	United States	3,500,000	3,565,625
[e]Martin Midstream Partners LP, senior note, 144A, 8.875%, 4/01/18	United States	2,000,000	2,020,000
[e]OPTI Canada Inc., senior secured note, 144A,			
9.00%, 12/15/12	Canada	1,000,000	1,017,500
9.75%, 8/15/13	Canada	1,200,000	1,224,000
Peabody Energy Corp., senior note,			
7.375%, 11/01/16	United States	500,000	547,500
6.50%, 9/15/20	United States	2,500,000	2,703,125
Petrohawk Energy Corp., senior note,			
10.50%, 8/01/14	United States	3,300,000	3,724,875
[e]144A, 7.25%, 8/15/18	United States	200,000	205,000
Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11	Venezuela	6,625,000	6,137,445
[e]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	2,100,000	1,932,000
Plains Exploration & Production Co., senior note,			
7.75%, 6/15/15	United States	500,000	526,875
10.00%, 3/01/16	United States	500,000	572,500
7.625%, 6/01/18	United States	3,200,000	3,380,000
Pride International Inc., senior note, 6.875%, 8/15/20	United States	900,000	984,375
Quicksilver Resources Inc., senior note,			
8.25%, 8/01/15	United States	3,500,000	3,710,000

11.75%, 1/01/16	United States	100,000	117,750
9.125%, 8/15/19	United States	300,000	330,375
[e]SandRidge Energy Inc., senior note, 144A,			
8.00%, 6/01/18	United States	3,500,000	3,430,000
8.75%, 1/15/20	United States	500,000	497,500
Teekay Corp., senior note, 8.50%, 1/15/20	Canada	1,000,000	1,093,750
Tesoro Corp., senior note, 6.50%, 6/01/17	United States	1,600,000	1,584,000
[e]Vantage Drilling Co., senior secured note, 144A, 11.50%, 8/01/15	United States	1,800,000	1,899,000
			100,651,908
Food & Staples Retailing 0.3%			
Rite Aid Corp., senior secured note,			
9.75%, 6/12/16	United States	2,700,000	2,899,125
[e]144A, 8.00%, 8/15/20	United States	1,000,000	1,020,000
			3,919,125
Food, Beverage & Tobacco 1.4%			
Alliance One International Inc., senior note, 10.00%, 7/15/16	United States	800,000	870,000
[e]Anheuser-Busch InBev Worldwide Inc., senior note, 144A, 7.75%, 1/15/19	United States	3,300,000	4,287,684
[e]Campofrio Food Group SA, senior note, 144A, 8.25%, 10/31/16	Spain	1,600,000 EUR	2,266,292
[e]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	United States	2,600,000	2,801,500
[e]Cott Beverages Inc., senior note, 144A, 8.375%, 11/15/17	United States	1,500,000	1,593,750
Dole Food Co. Inc., senior secured note, 13.875%, 3/15/14	United States	2,106,000	2,579,850
[e]JBS USA LLC, senior note, 144A, 11.625%, 5/01/14	United States	3,500,000	4,077,500
Pinnacle Foods Finance LLC, senior note,			
9.25%, 4/01/15	United States	900,000	940,500
[e]144A, 9.25%, 4/01/15	United States	2,100,000	2,194,500
			21,611,576
Health Care Equipment & Services 2.7%			
Boston Scientific Corp., senior note, 6.00%, 1/15/20	United States	4,000,000	4,273,784
Coventry Health Care Inc., senior note,			
6.30%, 8/15/14	United States	1,500,000	1,607,977
5.95%, 3/15/17	United States	2,000,000	2,003,964
DaVita Inc., senior sub. note, 7.25%, 3/15/15	United States	4,000,000	4,172,500
FMC Finance III SA, senior note, 6.875%, 7/15/17	Germany	2,500,000	2,687,500
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	Germany	1,000,000	1,030,000
[e]Fresenius US Finance II, senior note, 144A, 9.00%, 7/15/15	Germany	2,400,000	2,748,000
HCA Inc.,			
senior note, 6.50%, 2/15/16	United States	800,000	804,000
senior secured bond, 7.25%, 9/15/20	United States	300,000	322,500
senior secured note, 9.125%, 11/15/14	United States	4,000,000	4,225,000
[g]senior secured note, PIK, 9.625%, 11/15/16	United States	2,000,000	2,175,000
Tenet Healthcare Corp., senior secured note,			
9.00%, 5/01/15	United States	1,150,000	1,256,375
10.00%, 5/01/18	United States	1,700,000	1,950,750
8.875%, 7/01/19	United States	900,000	997,875
[g]United Surgical Partners International Inc., senior sub. note, PIK, 9.25%, 5/01/17	United States	3,000,000	3,105,000
[g,j]US Oncology Holdings Inc., senior note, PIK, FRN, 6.737%, 3/15/12	United States	3,592,412	3,412,195
US Oncology Inc., senior secured note, 9.125%, 8/15/17	United States	200,000	213,000
Vanguard Health Holding Co. II LLC, senior note, 8.00%, 2/01/18	United States	3,000,000	3,060,000
			40,045,420
Insurance 0.3%			
Aflac Inc., senior note, 6.45%, 8/15/40	United States	2,200,000	2,298,364
[e,j]MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%, 4/08/68	United States	800,000	948,000
[j]MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66	United States	2,000,000	1,884,349
			5,130,713
Materials 3.5%			
[e,i]Ardagh Packaging Finance PLC,			
senior note, 144A, 9.125%, 10/15/20	Ireland	700,000	724,500
senior secured note, 144A, 7.375%, 10/15/17	Ireland	300,000	310,500
Ball Corp., senior note,			
7.125%, 9/01/16	United States	500,000	542,500
7.375%, 9/01/19	United States	500,000	546,250
[e]Building Materials Corp. of America, senior note, 144A,			
6.875%, 8/15/18	United States	2,000,000	1,975,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Euro	UBSW	Sell	3,690,000	4,985,375	3/01/11	$ -	$ (39,712)
Japanese Yen	UBSW	Sell	95,700,000	1,075,789	3/01/11	-	(72,778)
Japanese Yen	JPHQ	Sell	85,800,000	960,290	3/01/11	-	(69,459)
Japanese Yen	HSBC	Sell	85,800,000	960,839	3/01/11	-	(68,911)
Indian Rupee	DBAB	Buy	20,841,000	459,205	4/11/11	-	(5,951)
Indian Rupee	DBAB	Buy	44,691,000	984,600	4/12/11	-	(12,789)
Indian Rupee	JPHQ	Buy	30,019,000	663,257	4/13/11	-	(10,581)
Indian Rupee	JPHQ	Buy	29,466,000	651,036	4/15/11	-	(10,565)
Indian Rupee	JPHQ	Buy	14,719,000	323,850	4/19/11	-	(4,096)
Indian Rupee	DBAB	Buy	10,360,000	228,194	4/19/11	-	(3,134)
Euro	DBAB	Sell	3,362,808	4,461,815	4/21/11	-	(115,283)
Chilean Peso	MSCO	Buy	220,380,000	419,564	4/25/11	30,665	-
Indian Rupee	DBAB	Buy	20,931,000	462,155	4/26/11	-	(7,895)
Chilean Peso	JPHQ	Buy	234,301,000	446,075	4/27/11	32,530	-
Indian Rupee	JPHQ	Buy	2,986,000	65,887	4/27/11	-	(1,092)
Chilean Peso	CITI	Buy	377,668,000	723,502	4/28/11	47,905	-
Indian Rupee	JPHQ	Buy	14,815,000	326,898	4/28/11	-	(5,461)
Indian Rupee	JPHQ	Buy	14,829,000	327,351	4/29/11	-	(5,656)
Chilean Peso	DBAB	Buy	1,554,000,000	3,000,000	5/04/11	172,853	-
Euro	DBAB	Sell	3,010,000	3,997,581	5/04/11	-	(98,691)
Philippine Peso	JPHQ	Buy	91,360,000	2,000,000	5/04/11	37,603	-
Euro	DBAB	Sell	100,000	126,466	5/10/11	-	(9,613)
Euro	DBAB	Sell	683,564	841,331	5/20/11	-	(88,750)
Indian Rupee	DBAB	Buy	28,359,000	596,780	6/01/11	15,617	-
Indian Rupee	HSBC	Buy	32,771,000	680,842	6/03/11	26,634	-
Indian Rupee	DBAB	Buy	20,889,000	432,127	6/07/11	18,585	-
Indian Rupee	HSBC	Buy	5,576,000	117,069	6/08/11	3,225	-
Indian Rupee	DBAB	Buy	5,655,000	117,641	6/10/11	4,324	-
Indian Rupee	HSBC	Buy	14,080,000	292,955	6/13/11	10,590	-
Indian Rupee	DBAB	Buy	14,156,000	296,958	6/16/11	8,099	-
Indian Rupee	DBAB	Buy	12,894,000	270,825	6/20/11	6,882	-
Euro	DBAB	Sell	1,768,675	2,164,858	6/27/11	-	(240,595)
Euro	UBSW	Sell	4,274,000	5,266,936	6/29/11	-	(545,707)
Euro	DBAB	Sell	1,245,890	1,542,411	6/29/11	-	(151,999)
Euro	DBAB	Sell	1,485,071	1,870,595	7/07/11	-	(148,919)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BOFA	- Bank of America N.A.
BZWS	- Barclays Bank PLC
CITI	- Citibank N.A.
DBAB	- Deutsche Bank AG
FBCO	- Credit Suisse International
HSBC	- HSBC Bank USA
JPHQ	- JPMorgan Chase Bank, N.A.
MSCO	- Morgan Stanley
UBSW	- UBS AG

Currency

AUD	- Australian Dollar
BRL	- Brazilian Real
EGP	- Egyptian Pound
EUR	- Euro
GBP	- British Pound
IDR	- Indonesian Rupiah
ILS	- New Israeli Shekel
KRW	- South Korean Won
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PLN	- Polish Zloty
SEK	- Swedish Krona

Selected Portfolio

CDO	- Collateralized Debt Obligation
CLO	- Collateralized Loan Obligation
FGIC	- Financial Guaranty Insurance Co.
FRN	- Floating Rate Note
GO	- General Obligation
ID	- Improvement District
IDA	- Industrial Development Authority/Agency
L/C	- Letter of Credit
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PIK	- Payment-In-Kind
SF	- Single Family
USD	- Unified/Union School District

Franklin Templeton VIP Founding Funds Allocation Fund	Shares	Value
Investments in Underlying Funds [a]		
Domestic Equity 33.0%		
Mutual Shares Securities Fund, Class 1	64,864,050	$ 977,501,236
Domestic Hybrid 33.2%		
Franklin Income Securities Fund, Class 1	68,082,554	982,431,253
Foreign Equity 33.0%		
Templeton Growth Securities Fund, Class 1	93,903,517	978,474,644
Total Investments in Underlying Funds (Cost $2,708,487,011) 99.2%		2,938,407,133
Other Assets, less Liabilities 0.8%		23,090,153
Net Assets 100.0%		$ 2,961,497,286

[a] See Note 7 regarding investments in Underlying Funds.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited)

Quarterly Statement of Investments

See Notes to Statements ofInvestments

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Franklin Zero Coupon Fund - 2010		Principal Amount		Value
U.S. Government and Agency Securities 29.3%				
FHLMC, Strip, 1/15/11	$	10,629,000	$	10,607,891
Resolution Funding, Strip, 10/15/10		10,000,000		9,998,240
TVA, Strip, 10/15/10		1,320,000		1,319,607
U.S. Treasury, Strip,				
2/15/11		4,000,000		3,997,144
2/15/11		1,000,000		999,310
Total U.S. Government and Agency Securities (Cost $26,697,909)				26,922,192
Short Term Investments 70.8%				
U.S. Government and Agency Securities 21.8%				
[a]FNMA, 11/12/10		5,000,000		4,999,360
U.S. Treasury Strip,				
11/15/10		7,000,000		6,998,621
11/15/10		8,000,000		7,998,800
Total U.S. Government and Agency Securities (Cost $19,993,311)				19,996,781
Total Investments before Repurchase Agreements (Cost $46,691,220)				46,918,973
Repurchase Agreements (Cost $45,081,683) 49.0%				
[b]Joint Repurchase Agreement, 0.205%, 10/01/10 (Maturity Value $45,081,939)		45,081,683		45,081,683
Banc of America Securities LLC (Maturity Value $5,489,177)				
Barclays Capital Inc. (Maturity Value $2,561,556)				
BNP Paribas Securities Corp. (Maturity Value $9,514,543)				
Credit Suisse Securities (USA) LLC (Maturity Value $9,149,379)				
Deutsche Bank Securities Inc. (Maturity Value $3,729,629)				
HSBC Securities (USA) Inc. (Maturity Value $5,489,177)				
Morgan Stanley & Co. Inc. (Maturity Value $5,489,177)				
UBS Securities LLC (Maturity Value $3,659,301)				
Collateralized by U.S. Government Agency Securities, 0.146% - 6.25%, 2/01/11 - 4/18/17; [a]U.S. Government Agency Discount Notes, 1/14/11 - 2/28/14; and U.S. Treasury Notes, 0.875% - 10.625%, 2/28/11 - 8/15/15				
Total Investments (Cost $91,772,903) 100.1%				92,000,656
Other Assets, less Liabilities (0.1)%				(92,238)
Net Assets 100.0%			$	91,908,418

[a] The security is traded on a discount basis with no stated coupon rate.
[b] Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2010, all repurchase agreements had been entered into on that date.

ABBREVIATIONS

Selected Portfolio

FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
TVA - Tennessee Valley Authority

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited)

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

Term Loan B-2, FRN, 3.006%, 9/24/14	United States	1,092,923	964,368
Term Loan B-3, FRN, 3.006%, 9/24/14	United States	364,594	321,708
[c,e,h]International Automotive Components Group NA Inc., Revolver, FRN, 5.50%, 1/18/13	United States	268,430	268,430
[d,e,i]International Automotive Components Group NA LLC, 9.00%, 4/01/17	United States	407,500	439,726
[h]Realogy Corp., FRN,			
Delayed Draw Term Loan B, 3.258%, 10/10/13	United States	6,249,089	5,585,123
Initial Term Loan B, 3.258%, 10/10/13	United States	8,908,359	7,961,845
Synthetic Letter of Credit, 3.264%, 10/10/13	United States	992,834	887,345
Seadrill Ltd., cvt., senior note, 3.625%, 11/08/12	Bermuda	1,400,000	1,575,000
[h]Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term Loan, FRN, 3.758%, 10/10/14	United States	11,001,672	8,508,726
[h]Trident Exploration Corp., Exit Term Loan, FRN, 12.50%, 5/17/14	United States	4,020,923	4,091,289
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $76,656,053)			77,993,728
		Shares	
Companies in Liquidation 0.0%†			
[a]Adelphia Recovery Trust	United States	5,379,562	107,591
[a,b]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	386,774	55,116
[a,b,c]Century Communications Corp., Contingent Distribution	United States	1,074,000	—
[a,d]FIM Coinvestor Holdings I LLC	United States	2,077,368	—
Total Companies in Liquidation (Cost $574,903)			162,707
Total Investments before Short Term Investments (Cost $1,146,287,714)			1,357,551,248
Short Term Investments 6.7%			
		Principal Amount	
U.S. Government and Agency Securities 4.8%			
[j]U.S. Treasury Bills,			
2/24/11	United States	15,000,000	14,991,480
1/06/11 - 3/10/11	United States	35,000,000	34,981,194
4/07/11	United States	20,000,000	19,982,240
Total U.S. Government and Agency Securities (Cost $ 69,952,614)			69,954,914
Total Investments before Money Market Funds and Repurchase Agreements (Cost $1,216,240,328)			1,427,506,162
		Shares	
Money Market Funds (Cost $31,953) 0.0%†			
[a]Bank of New York Institutional Cash Reserve Fund, Series B	United States	31,953	25,563
		Principal Amount	
[k]Repurchase Agreements (Cost $27,000,000) 1.9%			
Credit Suisse Securities (USA) LLC, 0.23%, 10/01/10 (Maturity Value $27,000,173) Collateralized by U.S. Treasury Notes, 1.125%, 12/15/12	United States	27,000,000	27,000,000
Total Investments (Cost $1,243,272,281) 100.5%			1,454,531,725
Other Assets, less Liabilities (0.5)%			(7,662,021)
Net Assets 100.0%			$ 1,446,869,704

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

[a]Non-income producing.

[b]Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

[c]Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2010, the aggregate value of these securities was $2,469,376, representing 0.17% of net assets.

[d]See Note 5 regarding restricted securities.

[e]At September 30, 2010, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[f]See Note 6 regarding holdings of 5% voting securities.

[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2010, the aggregate value of these securities was $6,663,456, representing 0.46% of net assets.

[h]The coupon rate shown represents the rate at period end.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

[i]Defaulted security or security for which income has been deemed uncollectible.
[j]The security is traded on a discount basis with no stated coupon rate.
[k]At September 30, 2010, all repurchase agreements had been entered into on that date.

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	SSBT	Sell	439,241	$ 684,693	10/12/10	$ -	$ (5,534)
British Pound	BZWS	Sell	26,000,000	40,858,220	10/12/10	1,615	-
Euro	DBAB	Sell	25,354,416	34,165,321	10/14/10	-	(403,937)
Euro	SSBT	Sell	14,117,766	19,207,558	10/14/10	-	(41,187)
Euro	BOFA	Sell	11,550,000	15,717,240	10/14/10	-	(30,507)
Euro	SSBT	Buy	4,332,990	5,648,635	10/14/10	259,142	-
Euro	BOFA	Buy	351,641	448,777	10/14/10	30,665	-
Japanese Yen	BZWS	Sell	1,657,607,194	17,961,827	10/20/10	-	(1,896,812)
Japanese Yen	DBAB	Sell	16,479,520	194,383	10/20/10	-	(3,046)
Japanese Yen	DBAB	Buy	1,047,165,472	12,035,585	10/20/10	509,776	-
Japanese Yen	BOFA	Buy	314,974,625	3,728,624	10/20/10	44,868	-
Japanese Yen	SSBT	Buy	281,647,574	3,272,300	10/20/10	101,924	-
Danish Krone	DBAB	Sell	100,000,000	17,962,351	10/25/10	-	(332,117)
Danish Krone	HAND	Sell	1,593,235	280,000	10/25/10	-	(11,474)
Danish Krone	DBAB	Buy	3,700,000	640,471	10/25/10	36,424	-
Danish Krone	BOFA	Buy	13,311,489	2,295,084	10/25/10	140,182	-
Danish Krone	HAND	Buy	15,373,057	2,719,345	10/25/10	93,074	-
Canadian Dollar	BOFA	Sell	3,357,146	3,245,406	10/29/10	-	(17,389)
Swiss Franc	DBAB	Sell	40,053,281	36,351,730	11/10/10	-	(4,431,854)
Swiss Franc	BOFA	Sell	1,229,630	1,090,000	11/10/10	-	(162,050)
Swiss Franc	DBAB	Buy	901,801	925,304	11/10/10	-	(7,060)
Swiss Franc	BOFA	Buy	208,699	213,915	11/10/10	-	(1,410)
Swiss Franc	DBAB	Buy	2,140,920	1,931,696	11/10/10	248,260	-
Swiss Franc	SSBT	Buy	444,402	385,211	11/10/10	67,294	-
Swiss Franc	BOFA	Buy	1,020,828	1,039,592	11/10/10	7,880	-
British Pound	DBAB	Sell	24,303,666	36,008,143	11/12/10	-	(2,174,140)
British Pound	BOFA	Sell	2,206,460	3,314,922	11/12/10	-	(151,538)
British Pound	BZWS	Sell	399,519	577,248	11/12/10	-	(50,416)
British Pound	SSBT	Sell	175,494	262,454	11/12/10	-	(13,255)
British Pound	SSBT	Sell	101,938	161,055	11/12/10

						906	-
British Pound	BOFA	Sell	16,111,479	24,828,813	11/15/10	-	(482,594)
British Pound	SSBT	Sell	15,852,619	24,428,885	11/15/10	-	(475,848)
British Pound	DBAB	Sell	2,550,000	3,949,746	11/15/10	-	(56,347)
Euro	SSBT	Sell	18,000,000	22,882,680	11/15/10	-	(1,652,692)
Euro	BZWS	Sell	18,000,000	22,883,400	11/15/10	-	(1,651,972)
Euro	DBAB	Sell	7,664,049	9,667,546	11/15/10	-	(779,138)
Euro	BOFA	Sell	500,000	617,225	11/15/10	-	(64,313)
Euro	SSBT	Buy	85,057	109,256	11/15/10	6,683	-
Euro	DBAB	Buy	412,363	529,746	11/15/10	32,336	-
Australian Dollar	BZWS	Sell	1,550,000	1,388,940	11/19/10	-	(100,373)
Australian Dollar	BOFA	Sell	290,000	256,029	11/19/10	-	(22,617)
Australian Dollar	DBAB	Buy	405,000	390,213	11/19/10	-	(1,070)
Australian Dollar	BOFA	Buy	580,000	546,803	11/19/10	10,488	-
Australian Dollar	DBAB	Buy	855,000	806,261	11/19/10	15,263	-
British Pound	BOFA	Sell	926,936	1,412,335	1/12/11	-	(43,317)
British Pound	DBAB	Sell	900,000	1,380,537	1/12/11	-	(32,815)
British Pound	DBAB	Sell	1,090,000	1,722,146	1/12/11	10,420	-
Euro	BZWS	Sell	33,775,000	42,976,825	1/18/11	-	(3,036,288)
Euro	SSBT	Sell	8,750,000	11,118,625	1/18/11	-	(801,871)
Euro	BOFA	Sell	5,704,957	7,267,374	1/18/11	-	(504,731)
Euro	DBAB	Sell	1,860,000	2,392,648	1/18/11	-	(141,309)
Euro	SSBT	Buy	128,393	165,490	1/18/11	9,426	-
Euro	BOFA	Buy	77,398	99,905	1/18/11	5,537	-
Euro	DBAB	Buy	88,255	113,532	1/18/11	6,701	-
Danish Krone	HAND	Sell	115,366,745	19,820,923	1/24/11	-	(1,274,564)
Danish Krone	SSBT	Sell	1,975,000	335,844	1/24/11	-	(25,296)
Danish Krone	HAND	Buy	25,273,920	4,454,207	1/24/11	172,751	-
Danish Krone	DBAB	Buy	1,895,020	345,510	1/24/11	1,005	-
Danish Krone	SSBT	Buy	2,700,000	492,832	1/24/11	6,195	-
South Korean Won	BOFA	Sell	7,588,263,750	6,335,000	1/24/11	-	(287,401)
South Korean Won	DBAB	Sell	5,055,775,000	4,195,000	1/24/11	-	(217,257)
South Korean Won	BOFA	Buy	7,588,263,750	6,629,041	1/24/11	-	(6,640)
South Korean Won	DBAB	Buy	1,100,000,000	963,644	1/24/11	4,339	-
Swiss Franc	SSBT	Sell	31,055,484	30,063,392	2/10/11	-	(1,588,117)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited)

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

'Non-income producing.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited)

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Wal-Mart Stores Inc.	United States	781,682	41,835,621
			262,785,451
Food Products 4.6%			
Danone	France	199,658	11,945,129
General Mills Inc.	United States	1,177,390	43,021,830
Kraft Foods Inc., A	United States	3,544,829	109,393,423
Nestle SA	Switzerland	1,436,003	76,513,748
			240,874,130
Health Care Equipment & Supplies 1.5%			
Alcon Inc.	Switzerland	137,577	22,946,468
[a]Boston Scientific Corp.	United States	4,521,950	27,719,553
Medtronic Inc.	United States	773,350	25,969,093
			76,635,114
Health Care Providers & Services 3.1%			
[a]Community Health Systems Inc.	United States	1,277,022	39,549,371
[a]Kindred Healthcare Inc.	United States	167,311	2,178,389
[a]Tenet Healthcare Corp.	United States	6,379,987	30,113,539
UnitedHealth Group Inc.	United States	2,490,590	87,444,615
			159,285,914
Hotels, Restaurants & Leisure 0.1%			
[a,d,f]GLCP Harrah's Investment LP	United States	5,565,600	1,168,776
Thomas Cook Group PLC	United Kingdom	1,474,171	3,977,831
			5,146,607
Household Durables 0.4%			
Stanley Black & Decker Inc.	United States	375,910	23,035,765
Independent Power Producers & Energy Traders 0.7%			
[a]NRG Energy Inc.	United States	1,814,370	37,775,183
Industrial Conglomerates 1.9%			
Orkla ASA	Norway	5,148,369	47,449,599
Siemens AG	Germany	478,105	50,577,813
			98,027,412
Insurance 4.1%			
ACE Ltd.	United States	894,765	52,120,061
[a]Alleghany Corp.	United States	24,294	7,361,811
[a]Berkshire Hathaway Inc., A	United States	149	18,550,500
[a]Berkshire Hathaway Inc., B	United States	239,730	19,820,876
[a]CNO Financial Group Inc.	United States	964,957	5,345,862
Old Republic International Corp.	United States	2,329,142	32,258,617
[a,d]Olympus Re Holdings Ltd.	United States	16,280	6,186
White Mountains Insurance Group Ltd.	United States	140,935	43,472,810
Zurich Financial Services AG	Switzerland	137,066	32,128,550
			211,065,273
IT Services 0.0%[†]			
[a,d]Glodyne Technoserve Ltd.	India	6,635	158,682
Leisure Equipment & Products 1.0%			
Mattel Inc.	United States	2,296,565	53,877,415
Machinery 0.2%			
Federal Signal Corp.	United States	930,921	5,017,664
Ingersoll-Rand PLC	United States	87,900	3,138,909
			8,156,573
Marine 1.2%			
A.P. Moller - Maersk AS, B	Denmark	7,669	64,124,068
Media 3.8%			
British Sky Broadcasting Group PLC	United Kingdom	1,984,566	22,019,042
News Corp., A	United States	3,175,979	41,478,286
Time Warner Cable Inc.	United States	682,949	36,872,417
Time Warner Inc.	United States	1,844,820	56,543,733

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

At September 30,2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

Currency	Counterparty	Type	Quantity		Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	DBAB	Sell	50,954,182	$	77,133,562	10/12/10	$ -	$ (2,936,240)
Euro	DBAB	Sell	36,645,111		49,561,851	10/14/10	-	(401,607)
Euro	SSBT	Sell	42,513,261		57,839,595	10/14/10	-	(124,741)
Euro	BOFA	Sell	35,350,000		48,104,280	10/14/10	-	(93,370)
Japanese Yen	BZWS	Sell	2,173,041,859		23,547,075	10/20/10	-	(2,486,627)
Japanese Yen	DBAB	Sell	384,381,790		4,531,325	10/20/10	-	(73,686)
Japanese Yen	DBAB	Buy	312,678,324		3,467,967	10/20/10	278,014	-
Japanese Yen	BOFA	Buy	38,648,820		420,000	10/20/10	43,025	-
Japanese Yen	BOFA	Sell	52,747,545		635,000	10/20/10	3,068	-
Danish Krone	DBAB	Sell	63,000,000		11,316,281	10/25/10	-	(209,234)
Danish Krone	HAND	Sell	2,332,951		410,000	10/25/10	-	(16,801)
Danish Krone	HAND	Buy	6,069,531		1,084,190	10/25/10	26,198	-
Swiss Franc	DBAB	Sell	31,818,199		28,913,219	11/10/10	-	(3,485,129)
Swiss Franc	BOFA	Sell	2,109,298		1,870,000	11/10/10	-	(277,757)
Swiss Franc	BOFA	Buy	511,059		523,830	11/10/10	-	(3,453)
Swiss Franc	DBAB	Buy	12,850,227		12,693,932	11/10/10	390,596	-
Swiss Franc	BOFA	Buy	2,684,771		2,734,121	11/10/10	20,723	-
British Pound	DBAB	Sell	66,554,140		98,569,440	11/12/10	-	(5,990,464)
British Pound	BOFA	Sell	2,640,000		3,895,124	11/12/10	-	(252,449)
British Pound	DBAB	Buy	1,303,856		2,066,512	11/12/10	-	(18,088)
British Pound	SSBT	Sell	39,663,419		61,121,328	11/15/10	-	(1,190,576)
British Pound	BOFA	Sell	39,559,804		60,963,018	11/15/10	-	(1,186,106)
British Pound	DBAB	Sell	2,190,000		3,392,135	11/15/10	-	(48,392)
British Pound	DBAB	Buy	696,415		1,094,242	11/15/10	-	(162)
Euro	SSBT	Sell	45,000,000		57,206,700	11/15/10	-	(4,131,731)
Euro	BZWS	Sell	45,000,000		57,208,500	11/15/10	-	(4,129,931)
Euro	DBAB	Sell	18,793,161		23,932,079	11/15/10	-	(1,687,688)
Euro	BOFA	Sell	1,080,000		1,333,206	11/15/10	-	(138,916)
Norwegian Krone	SSBT	Sell	103,919,450		16,675,136	11/18/10	-	(948,339)
Norwegian Krone	HAND	Sell	21,435,287		3,500,000	11/18/10	-	(135,164)
Australian Dollar	BZWS	Sell	5,385,000		4,825,445	11/19/10	-	(348,715)
Australian Dollar	BOFA	Sell	975,000		860,768	11/19/10	-	(76,058)
Australian Dollar	DBAB	Buy	1,460,000		1,406,694	11/19/10	-	(3,858)
Australian Dollar	BOFA	Buy	1,960,000		1,847,633	11/19/10	35,626	-
Australian Dollar	DBAB	Buy	2,940,000		2,772,126	11/19/10	52,764	-
British Pound	SSBT	Sell	19,700,000		29,786,400	1/12/11	-	(1,150,306)
British Pound	BOFA	Sell	1,867,643		2,841,814	1/12/11	-	(91,116)
British Pound	DBAB	Sell	1,600,000		2,454,288	1/12/11	-	(58,338)
British Pound	DBAB	Sell	22,919,936		35,995,530	1/12/11	2,265	-
Euro	BZWS	Sell	41,250,000		52,428,750	1/18/11	-	(3,767,872)
Euro	SSBT	Sell	42,239,117		53,831,897	1/18/11	-	(3,712,241)
Euro	BOFA	Sell	27,190,140		34,636,704	1/18/11	-	(2,405,575)
Euro	DBAB	Sell	6,780,000		8,721,589	1/18/11	-	(515,093)
Danish Krone	HAND	Sell	70,464,907		12,110,428	1/24/11	-	(774,494)

Quarterly Statement of Investments

See Notes to Statements ofInvestments.

Kimberly Clark de Mexico SAB de CV, A	Household Products	730,258	4,686,287
			21,078,169
Nigeria 0.0%†			
Nigerian Breweries PLC	Beverages	52,308	25,275
Pakistan 1.7%			
MCB Bank Ltd.	Commercial Banks	2,724,689	5,930,892
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	4,217,200	7,149,949
			13,080,841
Russia 13.1%			
Gazprom, ADR	Oil, Gas & Consumable Fuels	851,800	17,845,210
Gazprom, ADR (London Exchange)	Oil, Gas & Consumable Fuels	235,100	4,927,696
LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	317,168	18,015,142
LUKOIL Holdings, ADR (London Exchange)	Oil, Gas & Consumable Fuels	75,208	4,264,294
Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	1,251,800	21,218,010
Mobile TeleSystems	Wireless Telecommunication Services	302,083	2,476,122
Mobile TeleSystems, ADR	Wireless Telecommunication Services	206,000	4,373,380
Sberbank RF	Commercial Banks	5,736,740	16,091,556
TNK-BP	Oil, Gas & Consumable Fuels	5,318,174	11,699,983
[c]Uralkali, GDR, Reg S	Chemicals	116,300	2,550,459
			103,461,852
South Africa 1.5%			
Remgro Ltd.	Diversified Financial Services	465,961	7,291,995
Standard Bank Group Ltd.	Commercial Banks	283,604	4,516,343
[a]Trans Hex Group Ltd.	Metals & Mining	27,258	13,296
			11,821,634
South Korea 2.4%			
Hyundai Development Co.	Construction & Engineering	95,670	2,533,860
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	15,392	10,488,563
SK Energy Co. Ltd.	Oil, Gas & Consumable Fuels	48,967	6,248,365
			19,270,788
Sweden 1.2%			
Oriflame Cosmetics SA, SDR	Personal Products	149,765	9,621,339
Taiwan 2.0%			
President Chain Store Corp.	Food & Staples Retailing	3,204,075	13,812,439
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	877,169	1,743,092
			15,555,531
Thailand 3.4%			
Kasikornbank Public Co. Ltd., fgn.	Commercial Banks	1,774,900	7,255,237
PTT Exploration and Production Public Co. Ltd., fgn.	Oil, Gas & Consumable Fuels	1,961,100	9,955,807
PTT Public Co. Ltd., fgn.	Oil, Gas & Consumable Fuels	938,100	9,184,628
			26,395,672
Turkey 4.6%			
Akbank TAS	Commercial Banks	2,712,311	16,585,333
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	720,504	19,415,226
			36,000,559
United Arab Emirates 1.1%			
[a]Emaar Properties PJSC	Real Estate Management & Development	8,942,377	9,081,892
United Kingdom 4.0%			
Anglo American PLC	Metals & Mining	444,762	18,073,790
Antofagasta PLC	Metals & Mining	704,479	13,695,123
			31,768,913
Total Common Stocks and Other Equity Interests (Cost $422,097,905)			683,761,181

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

Preferred Stocks 10.4%			
Brazil 9.4%			
Banco Bradesco SA, ADR, pfd.	Commercial Banks	607,631	12,383,520
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	1,018,810	7,783,706
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	231,588	7,600,718
Vale SA, ADR, pfd., A	Metals & Mining	1,681,125	46,651,219
			74,419,163
Chile 1.0%			
Embotelladora Andina SA, pfd., A	Beverages	1,918,947	7,736,889
Total Preferred Stocks (Cost $34,444,213)			82,156,052
Total Investments before Short Term Investments (Cost $456,542,118)			765,917,233
Short Term Investments (Cost $19,323,641) 2.5%			
Money Market Funds 2.5%			
United States 2.5%			
[a,d] Institutional Fiduciary Trust Money Market Portfolio, 0.00%		19,323,641	19,323,641
Total Investments (Cost $475,865,759) 99.8%			785,240,874
Other Assets, less Liabilities 0.2%			1,682,790
Net Assets 100.0%			$ 786,923,664

[†] Rounds to less than 0.1% of net assets.

[a] Non-income producing.

[b] At September 30, 2010, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.

[c] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2010, the value of this security was $2,550,459, representing 0.32% of net assets.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited)

Quarterly Statement ofInvestments

See Notes to Statement ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Sanofi-Aventis	France	1,027,715	68,493,042
			212,203,753
Professional Services 2.9%			
Adecco SA	Switzerland	644,190	33,668,353
Hays PLC	United Kingdom	11,353,070	20,179,207
[a]Randstad Holding NV	Netherlands	535,950	24,354,623
			78,202,183
Real Estate Management & Development 1.6%			
Cheung Kong (Holdings) Ltd.	Hong Kong	2,875,922	43,551,551
Semiconductors & Semiconductor Equipment 4.9%			
[a]Infineon Technologies AG	Germany	1,885,745	13,042,150
Samsung Electronics Co. Ltd.	South Korea	96,978	66,083,671
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	27,781,526	55,206,879
			134,332,700
Software 5.3%			
[a]Check Point Software Technologies Ltd.	Israel	917,451	33,881,465
Nintendo Co. Ltd.	Japan	166,400	41,577,577
The Sage Group PLC	United Kingdom	4,609,500	20,008,092
SAP AG, ADR	Germany	983,280	48,485,537
			143,952,671
Specialty Retail 3.0%			
Kingfisher PLC	United Kingdom	13,521,086	49,786,551
USS Co. Ltd.	Japan	431,520	32,201,828
			81,988,379
Textiles, Apparel & Luxury Goods 0.6%			
Yue Yuen Industrial Holdings Ltd.	Hong Kong	4,486,500	16,595,037
Wireless Telecommunication Services 5.4%			
Mobile TeleSystems, ADR	Russia	914,865	19,422,584
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	1,932,780	32,393,393
Vodafone Group PLC, ADR	United Kingdom	3,781,940	93,829,931
			145,645,908
Total Common Stocks and Other Equity Interests (Cost $2,427,339,656)			2,595,086,840
Preferred Stocks (Cost $10,898,228) 1.8%			
Metals & Mining 1.8%			
Vale SA, ADR, pfd., A	Brazil	1,793,372	49,766,073
Total Investments before Short Term Investments (Cost $2,438,237,884)			2,644,852,913
Short Term Investments (Cost $75,951,578) 2.8%			
Money Market Funds 2.8%			
[a,b]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	75,951,578	75,951,578
Total Investments (Cost $2,514,189,462) 99.9%			2,720,804,491
Other Assets, less Liabilities 0.1%			2,386,191
Net Assets 100.0%			$ 2,723,190,682

ABBREVIATIONS

Selected Portfolio
ADR - American Depository Receipt

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	500,000	542,640
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding, Series A, Assured Guaranty, 6.25%, 7/01/28	1,500,000	1,720,050
Total Municipal Bonds (Cost $33,806,339)		36,671,462
Total Investments before Short Term Investments (Cost $1,435,507,589)		1,644,290,961
Short Term Investments 11.7%		
Foreign Government and Agency Securities 5.9%		
Egypt 4.9%		
[i,j]Egypt Treasury Bills, 10/05/10 - 9/20/11	569,750,000 EGP	94,371,410
Israel 1.0%		
[i]Israel Treasury Bills, 10/06/10 - 8/03/11	67,598,900 ILS	18,315,213
Malaysia 0.0%†		
[i]Bank of Negara Monetary Notes, 1810, 11/02/10 - 1/06/11	1,165,000 MYR	375,641
[i]Malaysia Treasury Bill, 10/15/10	110,000 MYR	35,592
		411,233
Sri Lanka 0.0%†		
[i]Sri Lanka Treasury Bills, 7/08/11 - 9/16/11	53,690,000 LKR	454,829
Total Foreign Government and Agency Securities (Cost $113,589,173)		113,552,685
Total Investments before Repurchase Agreements (Cost $1,549,096,762)		1,757,843,646
Repurchase Agreements (Cost $111,603,363) 5.8%		
[k]Joint Repurchase Agreement, 0.205%, 10/01/10 (Maturity Value $111,603,999)	111,603,363	111,603,363
Banc of America Securities LLC (Maturity Value $13,588,903)		
Barclays Capital Inc. (Maturity Value $6,341,339)		
BNP Paribas Securities Corp. (Maturity Value $23,554,024)		
Credit Suisse Securities (USA) LLC (Maturity Value $22,650,031)		
Deutsche Bank Securities Inc. (Maturity Value $9,232,999)		
HSBC Securities (USA) Inc. (Maturity Value $13,588,903)		
Morgan Stanley & Co. Inc. (Maturity Value $13,588,903)		
UBS Securities LLC (Maturity Value $9,058,897)		
Collateralized by U.S. Government Agency Securities, 0.146% - 6.25%, 2/01/11 - 4/18/17; [i]U.S. Government Agency Discount Notes, 1/14/11 - 2/28/14; and U.S. Treasury Notes, 0.875% - 10.625%, 2/28/11 - 8/15/15		
Total Investments (Cost $1,660,700,125) 96.8%		1,869,447,009
Other Assets, less Liabilities 3.2%		61,869,002
Net Assets 100.0%		$ 1,931,316,011

[*] The principal amount is stated in U.S. dollars unless otherwise indicated.
[†] Rounds to less than 0.1% of net assets.
[a] The coupon rate shown represents the rate at period end.
[b] The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
[c] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2010, the aggregate value of these securities was $203,404,069, representing 10.53% of net assets.
[d] Principal amount is stated in 1,000 Brazilian Real Units.
[e] Redemption price at maturity is adjusted for inflation.
[f] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2010, the aggregate value of these securities was $7,506,430, representing 0.39% of net assets.
[g] Principal amount is stated in 100 Mexican Peso Units.
[h] A supranational organization is an entity formed by two or more central governments through international treaties.
[i] The security is traded on a discount basis with no stated coupon rate.
[j] A portion or all of the security purchased on a delayed delivery basis.
[k] Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2010, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Japanese Yen	BZWS	Sell	429,663,000	4,795,078		11/12/10	-	(353,604)
Japanese Yen	UBSW	Sell	340,600,700	3,804,362		11/12/10	-	(277,081)
Japanese Yen	DBAB	Sell	796,770,000	8,895,004		11/15/10	-	(653,063)
Japanese Yen	JPHQ	Sell	397,873,000	4,447,496		11/16/10	-	(320,454)
Japanese Yen	BZWS	Sell	191,800,000	2,134,788		11/16/10	-	(163,667)
Japanese Yen	BZWS	Sell	794,439,000	8,894,998		11/17/10	-	(625,344)
Japanese Yen	UBSW	Sell	317,836,000	3,557,998		11/17/10	-	(250,863)
Japanese Yen	HSBC	Sell	207,909,000	2,312,695		11/17/10	-	(178,830)
Euro	DBAB	Sell	933,877	1,387,741		11/18/10	114,828	-
Euro	UBSW	Sell	4,794,427	7,161,915		11/18/10	626,911	-
Japanese Yen	BZWS	Sell	1,107,834,000	12,453,002		11/18/10	-	(823,128)
Euro	DBAB	Sell	1,300,570	1,948,904		11/29/10	176,337	-
Japanese Yen	BZWS	Sell	1,251,786,000	14,231,997		11/29/10	-	(771,050)
Japanese Yen	BOFA	Sell	859,147,000	9,695,551		11/29/10	-	(601,595)
Japanese Yen	CITI	Sell	310,702,000	3,557,996		11/29/10	-	(165,865)
Norwegian Krone	UBSW	Buy	71,182,000	8,325,088	EUR	11/29/10	717,766	-
Japanese Yen	DBAB	Sell	770,370,000	8,895,008		12/01/10	-	(338,413)
Norwegian Krone	UBSW	Buy	23,030,000	2,670,145	EUR	12/01/10	263,677	-
Mexican Peso	CITI	Sell	53,811,000	3,962,227		12/02/10	-	(284,423)
Chinese Yuan	HSBC	Buy	14,977,000	2,261,362		12/06/10	-	(20,856)
Chinese Yuan	HSBC	Buy	18,870,000	1,896,155	EUR	12/06/10	238,729	-
Euro	UBSW	Sell	1,343,551	2,021,333		12/07/10	190,301	-
Chinese Yuan	JPHQ	Buy	11,237,841	1,689,901		12/13/10	-	(8,407)
Chinese Yuan	HSBC	Buy	22,539,443	3,389,900		12/14/10	-	(17,271)
Chinese Yuan	HSBC	Buy	22,626,632	3,404,805		12/15/10	-	(19,029)
Malaysian Ringgit	JPHQ	Buy	13,361,013	3,917,037		12/16/10	388,275	-
Malaysian Ringgit	JPHQ	Buy	12,406,016	3,638,235		12/17/10	359,090	-
Malaysian Ringgit	JPHQ	Buy	14,845,634	4,334,492		12/21/10	447,656	-
Malaysian Ringgit	HSBC	Buy	19,742,443	5,743,239		12/22/10	615,878	-
Malaysian Ringgit	HSBC	Buy	9,639,266	2,802,438		12/23/10	302,205	-
Japanese Yen	CITI	Sell	286,112,008	3,133,740		12/28/10	-	(296,996)
Japanese Yen	JPHQ	Sell	285,510,329	3,133,740		12/28/10	-	(289,781)
Japanese Yen	BZWS	Sell	285,057,504	3,133,740		12/28/10	-	(284,352)
Malaysian Ringgit	HSBC	Buy	10,905,927	3,166,278		12/28/10	345,195	-
Malaysian Ringgit	JPHQ	Buy	56,089,316	16,324,490		1/04/11	1,727,105	-
Swedish Krona	DBAB	Buy	136,332,733	13,223,991	EUR	1/04/11	2,150,399	-
Japanese Yen	BZWS	Sell	277,330,000	3,043,819		1/07/11	-	(282,095)
Japanese Yen	CITI	Sell	138,680,000	1,521,916		1/07/11	-	(141,221)
Japanese Yen	UBSW	Sell	138,650,000	1,521,870		1/07/11	-	(140,907)
Malaysian Ringgit	DBAB	Buy	11,434,805	3,372,104		1/07/11	307,344	-
New Israeli Shekel	DBAB	Buy	117,806,600	31,561,539		1/07/11	724,370	-
Euro	CITI	Sell	2,240,000	3,221,568		1/10/11	169,695	-
Euro	BZWS	Sell	1,726,000	2,481,298		1/10/11	129,720	-
Euro	UBSW	Sell	13,846,000	19,797,703		1/11/11	933,487	-
Euro	BOFA	Sell	2,800,000	4,001,200		1/11/11	186,394	-
Euro	DBAB	Sell	9,460,000	13,521,273		1/11/11	632,678	-
Japanese Yen	HSBC	Sell	139,250,000	1,521,858		1/11/11	-	(148,211)
Japanese Yen	DBAB	Sell	139,110,000	1,521,941		1/11/11	-	(146,448)
Euro	JPHQ	Sell	937,000	1,356,331		1/13/11	79,757	-
Japanese Yen	HSBC	Sell	397,130,000	4,329,997		1/13/11	-	(433,043)

Philippine Peso	JPHQ	Buy	374,905,000	8,061,299		1/13/11	388,534	-
Japanese Yen	BZWS	Sell	394,150,000	4,330,058		1/14/11	-	(397,309)
Japanese Yen	UBSW	Sell	313,510,000	3,463,992		1/14/11	-	(296,192)
Philippine Peso	HSBC	Buy	60,160,000	1,286,295		1/14/11	69,498	-
Euro	DBAB	Sell	4,856,000	7,024,544		1/18/11	409,009	-
Philippine Peso	DBAB	Buy	66,125,000	1,420,516		1/18/11	69,140	-
Philippine Peso	HSBC	Buy	115,942,000	2,483,709		1/18/11	128,219	-
Philippine Peso	JPHQ	Buy	165,119,000	3,542,946		1/19/11	176,481	-
Philippine Peso	DBAB	Buy	41,372,000	885,341		1/19/11	46,593	-
Brazilian Real	DBAB	Buy	12,752,000	580,709,502	JPY	1/26/11	396,457	-
Japanese Yen	BZWS	Sell	1,079,470,000	12,019,178		1/26/11	-	(930,025)
Japanese Yen	UBSW	Sell	944,420,000	10,516,692		1/26/11	-	(812,465)
Japanese Yen	DBAB	Sell	269,140,000	3,004,801		1/26/11	-	(223,773)
Brazilian Real	HSBC	Buy	4,760,000	217,473,737	JPY	1/27/11	138,871	-
Chilean Peso	DBAB	Buy	2,227,910,000	4,431,888		1/27/11	146,313	-
Euro	CITI	Sell	4,998,400	7,056,491		1/27/11	247,527	-
Japanese Yen	HSBC	Sell	928,300,000	10,335,920		1/27/11	-	(800,023)
Chilean Peso	JPHQ	Buy	675,370,000	1,327,509		1/28/11	60,238	-
Chilean Peso	DBAB	Buy	5,127,860,000	10,123,107		1/28/11	413,591	-
New Zealand Dollar	BZWS	Sell	12,970,535	8,910,757		1/28/11	-	(518,970)
New Zealand Dollar	DBAB	Sell	9,712,629	6,684,717		1/28/11	-	(376,476)
New Zealand Dollar	UBSW	Sell	7,565,376	5,173,734		1/28/11	-	(326,381)
Chilean Peso	DBAB	Buy	3,093,470,000	5,966,966		1/31/11	388,216	-
Euro	UBSW	Sell	5,540,000	7,757,662		1/31/11	211,195	-
Euro	DBAB	Sell	31,205,000	43,732,247		1/31/11	1,225,477	-
Chinese Yuan	DBAB	Buy	102,053,000	15,368,270		2/01/11	-	(78,019)
Philippine Peso	DBAB	Buy	155,800,000	3,253,968		2/03/11	250,542	-
Philippine Peso	HSBC	Buy	55,600,000	1,161,722		2/03/11	88,925	-
Indian Rupee	JPHQ	Buy	21,500,000	455,412		2/04/11	16,764	-
New Zealand Dollar	DBAB	Sell	12,744,985	8,740,511		2/04/11	-	(519,996)
Philippine Peso	HSBC	Buy	43,900,000	923,278		2/04/11	64,100	-
Philippine Peso	BOFA	Buy	43,900,000	924,211		2/04/11	63,167	-
Philippine Peso	JPHQ	Buy	60,500,000	1,279,070		2/07/11	81,279	-
Philippine Peso	BOFA	Buy	55,000,000	1,161,563		2/07/11	75,118	-
Australian Dollar	UBSW	Buy	10,557,970	8,795,000		2/08/11	1,244,164	-
Australian Dollar	MSCO	Buy	10,560,886	8,795,000		2/08/11	1,246,936	-
Euro	UBSW	Sell	4,929,000	6,766,778		2/08/11	53,099	-
Euro	CITI	Sell	6,572,000	9,019,051		2/08/11	67,480	-
Euro	JPHQ	Sell	300,000	410,190		2/08/11	1,567	-
Euro	HSBC	Sell	1,200,000	1,641,060		2/08/11	6,567	-
Norwegian Krone	UBSW	Buy	72,121,400	8,654,603	EUR	2/08/11	389,735	-
Australian Dollar	BZWS	Buy	3,351,000	247,404,330	JPY	2/09/11	217,494	-
Australian Dollar	DBAB	Buy	3,351,000	248,523,564	JPY	2/09/11	204,065	-
Australian Dollar	CITI	Buy	3,351,000	248,017,563	JPY	2/09/11	210,136	-
Euro	BZWS	Sell	800,000	1,091,740		2/09/11	2,088	-
Euro	HSBC	Sell	600,000	820,560		2/09/11	3,321	-
Norwegian Krone	DBAB	Buy	144,025,000	17,309,241	EUR	2/09/11	741,564	-
Norwegian Krone	UBSW	Buy	100,802,700	12,116,437	EUR	2/09/11	516,638	-
Poland Zloty	DBAB	Buy	17,528,000	4,206,888	EUR	2/09/11	238,580	-
South Korean Won	HSBC	Buy	21,363,430,000	18,100,000		2/09/11	533,227	-

Chilean Peso	MLCO	Buy	1,145,000,000	2,131,224		2/10/11	219,493	-
Chilean Peso	DBAB	Buy	1,145,000,000	2,131,224		2/10/11	219,493	-
Euro	BZWS	Sell	612,000	836,298		2/10/11	2,722	-
Euro	DBAB	Sell	180,000	246,114		2/10/11	945	-
Japanese Yen	MSCO	Sell	394,373,000	4,433,015		2/10/11	-	(298,857)
Poland Zloty	BZWS	Buy	17,528,000	4,183,493	EUR	2/10/11	270,016	-
South Korean Won	HSBC	Buy	5,578,000,000	419,650,917	JPY	2/10/11	-	(170,205)
Chilean Peso	BZWS	Buy	1,142,900,000	2,131,183		2/11/11	215,067	-
Chilean Peso	DBAB	Buy	1,058,220,000	1,975,766		2/11/11	196,645	-
Euro	UBSW	Sell	657,000	903,454		2/11/11	8,594	-
Chilean Peso	DBAB	Buy	1,130,600,000	2,131,197		2/14/11	189,342	-
Malaysian Ringgit	DBAB	Buy	97,443,480	28,224,035		2/14/11	3,056,587	-
New Zealand Dollar	HSBC	Sell	2,945,715	1,982,172		2/14/11	-	(156,456)
Poland Zloty	DBAB	Buy	17,528,000	4,220,462	EUR	2/14/11	217,946	-
South Korean Won	JPHQ	Buy	1,913,000,000	144,924,242	JPY	2/14/11	-	(70,753)
South Korean Won	DBAB	Buy	1,658,000,000	125,968,697	JPY	2/14/11	-	(65,673)
South Korean Won	HSBC	Buy	16,244,000,000	13,918,259		2/14/11	247,183	-
Chilean Peso	MSCO	Buy	2,254,600,000	4,262,407		2/16/11	364,512	-
Euro	UBSW	Sell	1,971,000	2,680,363		2/16/11	-	(4,092)
Euro	JPHQ	Sell	1,971,000	2,681,743		2/16/11	-	(2,713)
South Korean Won	JPHQ	Buy	1,116,000,000	85,432,136	JPY	2/16/11	-	(52,016)
Malaysian Ringgit	HSBC	Buy	4,899,000	1,424,045		2/17/11	148,303	-
Chilean Peso	JPHQ	Buy	1,055,800,000	2,014,886		2/18/11	151,554	-
Chilean Peso	DBAB	Buy	526,900,000	1,007,457		2/18/11	73,711	-
Euro	UBSW	Sell	2,038,000	2,799,825		2/18/11	24,169	-
Euro	DBAB	Sell	2,038,000	2,800,090		2/18/11	24,434	-
Chilean Peso	JPHQ	Buy	1,792,000,000	3,425,404		2/22/11	250,703	-
Chilean Peso	MSCO	Buy	5,517,900,000	10,517,860		2/22/11	801,555	-
Chilean Peso	DBAB	Buy	2,364,060,000	4,512,520		2/22/11	337,110	-
Japanese Yen	JPHQ	Sell	385,700,000	4,286,508		2/22/11	-	(342,098)
Japanese Yen	HSBC	Sell	385,460,000	4,287,033		2/22/11	-	(338,693)
Chilean Peso	MLCO	Buy	1,062,800,000	2,014,978		2/23/11	165,105	-
Chilean Peso	MSCO	Buy	1,055,200,000	2,014,894		2/24/11	149,456	-
Chilean Peso	CITI	Buy	2,285,090,000	4,356,702		2/25/11	330,000	-
Chilean Peso	DBAB	Buy	1,580,100,000	3,022,380		2/25/11	218,393	-
Chilean Peso	MSCO	Buy	2,254,540,000	4,311,938		2/25/11	312,106	-
Chilean Peso	JPHQ	Buy	593,800,000	1,128,897		2/28/11	88,740	-
Chilean Peso	DBAB	Buy	1,304,870,000	2,495,448		2/28/11	180,299	-
Chilean Peso	DBAB	Buy	2,119,640,000	4,052,849		3/01/11	293,367	-
Chilean Peso	MLCO	Buy	576,500,000	1,099,561		3/01/11	82,523	-
Chilean Peso	MSCO	Buy	1,559,200,000	2,972,736		3/01/11	224,326	-
Japanese Yen	UBSW	Sell	447,200,000	5,027,091		3/01/11	-	(340,086)
Japanese Yen	JPHQ	Sell	401,100,000	4,489,188		3/01/11	-	(324,709)
Japanese Yen	HSBC	Sell	400,800,000	4,488,393		3/01/11	-	(321,904)
Chilean Peso	DBAB	Buy	388,300,000	743,158		3/02/11	52,979	-
Chilean Peso	DBAB	Buy	1,328,230,000	2,539,637		3/04/11	183,293	-
Euro	BOFA	Sell	5,225,000	7,149,159		3/07/11	34,086	-
Euro	UBSW	Sell	6,915,000	9,471,890		3/07/11	55,483	-
Euro	HSBC	Sell	1,844,000	2,523,311		3/08/11	12,292	-
Chilean Peso	DBAB	Buy	2,604,680,000	5,160,337		3/10/11	177,256	-

Chilean Peso	DBAB	Buy	2,600,220,000	5,038,698		3/15/11	287,997	-
Chilean Peso	MSCO	Buy	662,100,000	1,278,803		3/15/11	77,546	-
Japanese Yen	CITI	Sell	407,702,000	4,526,593		3/18/11	-	(367,733)
Japanese Yen	UBSW	Sell	330,530,000	3,675,373		3/18/11	-	(292,529)
Japanese Yen	MSCO	Sell	244,700,000	2,715,811		3/18/11	-	(221,731)
Chilean Peso	JPHQ	Buy	1,065,000,000	2,063,554		3/21/11	117,294	-
Japanese Yen	BOFA	Sell	242,774,840	2,697,948		3/22/11	-	(216,650)
New Israeli Shekel	MSCO	Buy	5,783,303	1,540,202		3/29/11	42,011	-
Chilean Peso	DBAB	Buy	1,252,750,000	2,382,560		3/31/11	181,054	-
New Israeli Shekel	MSCO	Buy	3,512,807	936,948		3/31/11	24,055	-
Chilean Peso	DBAB	Buy	1,330,940,000	2,535,124		4/04/11	187,767	-
Euro	HSBC	Sell	8,692,000	11,746,630		4/07/11	-	(85,929)
Euro	DBAB	Sell	7,243,000	9,787,683		4/07/11	-	(72,329)
Euro	UBSW	Sell	4,346,000	5,871,011		4/07/11	-	(45,268)
Indian Rupee	DBAB	Buy	159,915,000	3,523,521		4/11/11	-	(45,665)
Indian Rupee	DBAB	Buy	342,913,000	7,554,814		4/12/11	-	(98,130)
Euro	UBSW	Sell	3,907,000	5,263,120		4/13/11	-	(55,170)
Indian Rupee	JPHQ	Buy	230,330,000	5,089,041		4/13/11	-	(81,187)
Euro	HSBC	Sell	6,919,000	9,445,404		4/14/11	27,227	-
Indian Rupee	JPHQ	Buy	226,092,000	4,995,404		4/15/11	-	(81,064)
Indian Rupee	JPHQ	Buy	112,941,000	2,484,951		4/19/11	-	(31,432)
Indian Rupee	DBAB	Buy	79,271,000	1,746,057		4/19/11	-	(23,982)
Malaysian Ringgit	JPHQ	Buy	4,069,213	1,247,077		4/19/11	54,141	-
Japanese Yen	UBSW	Sell	261,900,000	2,855,990		4/20/11	-	(289,694)
Japanese Yen	CITI	Sell	261,800,000	2,856,410		4/20/11	-	(288,073)
Malaysian Ringgit	JPHQ	Buy	11,659,000	3,590,146		4/22/11	137,434	-
Chilean Peso	MSCO	Buy	5,015,940,000	9,549,442		4/25/11	697,940	-
Indian Rupee	DBAB	Buy	160,601,000	3,546,059		4/26/11	-	(60,580)
Chilean Peso	JPHQ	Buy	1,501,938,000	2,859,473		4/27/11	208,521	-
Indian Rupee	JPHQ	Buy	22,911,000	505,538		4/27/11	-	(8,377)
Chilean Peso	CITI	Buy	2,420,966,000	4,637,866		4/28/11	307,086	-
Indian Rupee	JPHQ	Buy	113,671,000	2,508,186		4/28/11	-	(41,903)
Indian Rupee	DBAB	Buy	71,377,981	1,575,325		4/28/11	-	(26,660)
Indian Rupee	JPHQ	Buy	113,782,000	2,511,744		4/29/11	-	(43,396)
Peruvian Nuevo Sol	DBAB	Buy	32,777,510	11,430,692		4/29/11	302,458	-
Swedish Krona	BZWS	Buy	122,773,200	12,757,645	EUR	4/29/11	725,443	-
Peruvian Nuevo Sol	DBAB	Buy	7,298,991	2,544,089		5/06/11	68,096	-
Chilean Peso	DBAB	Buy	1,150,200,000	2,166,102		5/10/11	181,357	-
Japanese Yen	CITI	Sell	733,721,000	8,237,235		5/10/11	-	(578,469)
Japanese Yen	UBSW	Sell	733,361,000	8,237,235		5/10/11	-	(574,144)
Japanese Yen	DBAB	Sell	490,555,000	5,491,492		5/10/11	-	(402,557)
Chilean Peso	DBAB	Buy	420,740,000	778,788		5/19/11	79,390	-
Indian Rupee	DBAB	Buy	217,594,000	4,578,998		6/01/11	119,827	-
Indian Rupee	HSBC	Buy	251,448,000	5,224,023		6/03/11	204,357	-
Indian Rupee	DBAB	Buy	160,277,000	3,315,619		6/07/11	142,602	-
Poland Zloty	DBAB	Buy	30,704,000	7,358,658	EUR	6/07/11	346,442	-
Poland Zloty	CITI	Buy	5,990,000	1,436,451	EUR	6/07/11	66,416	-
Indian Rupee	HSBC	Buy	42,784,000	898,257		6/08/11	24,745	-
Indian Rupee	DBAB	Buy	43,392,000	902,684		6/10/11	33,176	-
Indian Rupee	HSBC	Buy	108,000,000	2,247,098		6/13/11	81,233	-

Indian Rupee	DBAB	Buy	108,614,000	2,278,456		6/16/11	62,140	-
Indian Rupee	DBAB	Buy	98,937,000	2,078,072		6/20/11	52,810	-
Indian Rupee	JPHQ	Buy	79,054,000	1,658,012		6/22/11	44,164	-
Indian Rupee	DBAB	Buy	119,627,000	2,535,007		6/24/11	40,067	-
Indian Rupee	HSBC	Buy	80,337,000	1,690,949		6/27/11	37,660	-
Malaysian Ringgit	JPHQ	Buy	14,772,000	4,510,397		6/29/11	194,362	-
Swedish Krona	UBSW	Buy	103,791,000	10,806,797	EUR	6/29/11	557,564	-
Indian Rupee	DBAB	Buy	79,423,000	1,637,588		7/11/11	68,469	-
Indian Rupee	DBAB	Buy	40,128,000	829,948		7/12/11	31,923	-
Indian Rupee	JPHQ	Buy	127,745,000	2,632,289		7/12/11	111,424	-
Malaysian Ringgit	DBAB	Buy	18,006,622	5,559,659		7/12/11	171,740	-
Malaysian Ringgit	DBAB	Buy	13,610,000	4,207,760		7/13/11	124,014	-
Indian Rupee	CITI	Buy	19,711,000	408,349		7/18/11	14,699	-
Malaysian Ringgit	DBAB	Buy	11,455,000	2,778,014	EUR	7/18/11	-	(132,272)
Malaysian Ringgit	DBAB	Buy	2,637,000	813,763		7/18/11	25,337	-
Indian Rupee	JPHQ	Buy	19,711,000	407,673		7/20/11	15,273	-
Malaysian Ringgit	DBAB	Buy	12,933,000	3,082,647	EUR	7/20/11	-	(76,479)
Malaysian Ringgit	DBAB	Buy	4,160,000	1,279,252		7/20/11	44,345	-
Malaysian Ringgit	DBAB	Buy	16,628,000	3,962,661	EUR	7/25/11	-	(98,322)
Malaysian Ringgit	DBAB	Buy	5,058,000	1,555,111		7/25/11	53,821	-
Malaysian Ringgit	JPHQ	Buy	16,628,000	3,979,799	EUR	7/27/11	-	(122,005)
Malaysian Ringgit	JPHQ	Buy	5,318,000	1,638,526		7/27/11	52,950	-
Malaysian Ringgit	HSBC	Buy	3,005,000	926,268		7/29/11	29,429	-
Malaysian Ringgit	HSBC	Buy	6,100,000	1,897,297		8/08/11	41,796	-
Malaysian Ringgit	JPHQ	Buy	1,100,000	341,827		8/09/11	7,829	-
Poland Zloty	DBAB	Buy	59,155,000	14,545,119	EUR	8/12/11	82,012	-
Japanese Yen	UBSW	Sell	758,781,000	8,929,251		8/18/11	-	(203,913)
Japanese Yen	JPHQ	Sell	377,047,000	4,414,037		8/18/11	-	(124,338)
Japanese Yen	DBAB	Sell	461,885,000	5,435,540		8/18/11	-	(123,998)
Japanese Yen	HSBC	Sell	375,298,000	4,415,946		8/19/11	-	(101,462)
Euro	UBSW	Sell	6,270,000	8,074,004		8/22/11	-	(447,974)
Japanese Yen	BZWS	Sell	376,247,000	4,429,249		8/22/11	-	(99,839)
Japanese Yen	DBAB	Sell	376,727,000	4,440,441		8/22/11	-	(94,425)
Japanese Yen	MSCO	Sell	300,000,000	3,531,739		8/22/11	-	(79,523)
Euro	UBSW	Sell	6,274,000	8,065,980		8/23/11	-	(461,339)
Japanese Yen	FBCO	Sell	746,218,000	8,779,035		8/23/11	-	(203,763)
Japanese Yen	CITI	Sell	751,731,000	8,864,439		8/23/11	-	(184,724)
Japanese Yen	DBAB	Sell	371,821,000	4,391,829		8/23/11	-	(84,066)
Indian Rupee	HSBC	Buy	143,891,000	2,979,171		8/24/11	95,393	-
Indian Rupee	DBAB	Buy	124,700,000	2,577,511		8/24/11	86,993	-
Japanese Yen	JPHQ	Sell	750,133,000	8,840,695		8/24/11	-	(189,402)
Japanese Yen	BZWS	Sell	747,636,000	8,833,546		8/24/11	-	(166,493)
Euro	BZWS	Sell	7,656,600	9,689,427		8/25/11	-	(716,818)
Japanese Yen	DBAB	Sell	685,950,000	8,081,836		8/25/11	-	(175,783)
Japanese Yen	BZWS	Sell	337,439,000	3,976,420		8/25/11	-	(85,746)
United States Dollar	CITI	Buy	7,760,297	6,137,727	EUR	8/25/11	-	(581,617)
Euro	UBSW	Sell	9,307,428	11,777,806		8/26/11	-	(871,971)
Euro	HSBC	Sell	8,279,000	10,443,296		8/26/11	-	(808,739)
Japanese Yen	HSBC	Sell	2,493,199,000	29,825,345		8/26/11	-	(188,909)
Japanese Yen	JPHQ	Sell	751,903,000	8,880,234		8/26/11	-	(171,513)

Japanese Yen	UBSW	Sell	937,086,000	11,163,361		8/26/11	-	(117,703)
Swedish Krona	UBSW	Buy	30,000,000	3,154,541	EUR	8/26/11	111,269	-
United States Dollar	UBSW	Buy	16,993,151	13,425,892	EUR	8/26/11	-	(1,254,053)
United States Dollar	HSBC	Buy	14,772,566	11,710,875	EUR	8/26/11	-	(1,143,749)
United States Dollar	JPHQ	Buy	11,099,031	8,794,794	EUR	8/26/11	-	(854,023)
Euro	JPHQ	Sell	4,095,317	5,170,338		8/29/11	-	(395,441)
Euro	JPHQ	Sell	2,095,000	2,647,452		8/29/11	-	(199,778)
Malaysian Ringgit	JPHQ	Buy	8,340,000	2,611,555		8/29/11	36,947	-
Japanese Yen	BZWS	Sell	890,300,000	10,574,388		8/30/11	-	(144,257)
Indian Rupee	DBAB	Buy	88,183,000	1,811,855		9/01/11	70,573	-
Japanese Yen	JPHQ	Sell	372,662,000	4,392,527		9/01/11	-	(94,256)
Indian Rupee	DBAB	Buy	25,000,000	511,876		9/27/11	20,139	-
Japanese Yen	JPHQ	Sell	172,207,000	2,055,712		9/30/11	-	(18,768)
Philippine Peso	HSBC	Buy	49,600,000	1,097,709		9/30/11	-	(8,001)
Philippine Peso	HSBC	Buy	39,700,000	878,562		10/03/11	-	(2,247)
Unrealized appreciation (depreciation)							48,691,701	(31,594,428)
Net unrealized appreciation (depreciation)							$ 17,097,273	

*In U.S. dollars unless otherwise indicated.

ABBREVIATIONS

Counterparty

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
HSBC - HSBC Bank USA, N.A
JPHQ - JP Morgan Chase & Co.
MLCO - Merrill Lynch & Co., Inc
MSCO - Morgan Stanley
UBSW - UBS AG

Currency

AUD - Australian Dollar
BRL - Brazilian Real
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
ILS - New Israeli Shekel
JPY - Japanese Yen
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited)

Quarterly Statement ofInvestments

See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, September 30, 2010 (unaudited) *(continued)*

Total Short Term Investments (Cost $118,243,312)	118,244,381
Total Investments (Cost $2,817,952,246) 99.8%	2,777,812,415
Other Assets, less Liabilities 0.2%	5,893,418
Net Assets 100.0%	$ 2,783,705,833

[†] Rounds to less than 0.1% of net assets.

[a] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2010, the value of this security was $2,082, representing less than 0.01% of net assets.

[b] Non-income producing.

[c] See Note 8 regarding investment in Templeton China Opportunities Fund Ltd.

[d] The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS

Selected Portfolio

ADR	- American Depository Receipt
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp

Franklin Templeton Variable Insurance Products Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty-one separate funds (Funds). Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Franklin Zero Coupon Fund - 2010 matures on December 17, 2010.

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in other funds of the Trust (Underlying Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds' Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivative financial instruments trade in the over-the-counter market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The fund's net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, unfavorable movements in the value of a foreign currency relative to the U.S. dollar, and the potential for market movements.

Certain funds enter into financial futures contracts primarily to manage interest rate and/or foreign exchange rate risk. A futures contract is an agreement between the fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Certain funds enter into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the fund's investment objectives.

Certain funds enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the fund's investment objectives.

Certain funds purchase or write option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index, or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At September 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

The Templeton Growth Securities Fund (Growth Fund) invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (an affiliate of the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

Currently, shares of the China Fund are subject to a restriction on redemption set to expire on approximately April 7, 2011. Additionally, the Growth Fund may incur delays in redeeming its investment in the China Fund. The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government. The Growth Fund's investment in the China Fund is valued based upon fair value of China Fund's portfolio securities and other assets and liabilities. See Note 5 regarding restricted securities.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities

  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities and Underlying Funds are not an indication of the risk associated with investing in those securities and Underlying Funds.

Franklin Small-Mid Cap Growh Securities Fund

Assets:				
Investments in Securities:				
Equity Investments[a]	$ 879,338,757	$ -	$ -	$ 879,338,757
Short Term Investments	33,900,908	-	-	33,900,908
Total Investments in Securities	$ 913,239,665	$ -	$ -	$ 913,239,665

Franklin Strategic Income Securities Fund

Assets:				
Investments in Securities:				
Equity Investments:[b]				
Banks	$ 30,100	$ 21,469	$ -	$ 51,569
Consumer Services	-	-	1,901,449	1,901,449
Diversified Financials	-	737,670	-	737,670
Other Equity Investments[a]	733,520	-	- [c]	733,520
Senior Floating Rate Interests	-	235,144,038	726,338	235,870,376
Corporate Bonds	-	595,798,184	-	595,798,184
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	77,667,789	-	77,667,789
Mortgage-Backed Securities	-	89,433,435	-	89,433,435
U.S. Government and Agency Securities	-	46,961,360	-	46,961,360
Foreign Government and Agency Securities	-	322,825,917	-	322,825,917
Municipal Bonds	-	63,905,217	-	63,905,217
Short Term Investments	43,790,462	36,877,495	-	80,667,957
Total Investments in Securities	$ 44,554,082	$ 1,469,372,574	$ 2,627,787	$ 1,516,554,443
Forward Exchange Contracts	-	8,511,713	-	8,511,713
Liabilities:				
Forward Exchange Contracts	-	6,039,052	-	6,039,052
Unfunded Loan Commitments	-	3,519	-	3,519

Franklin Templeton VIP Founding Funds Allocation Fund

Assets:				
Investments in Underlying Funds[d]	$ 2,938,407,133	$ -	$ -	$ 2,938,407,133

Franklin U.S. Government Fund

Assets:				
Investments in Securities:				
Mortgage-Backed Securities	$ -	$ 583,529,285	$ -	$ 583,529,285
U.S. Government and Agency Securities	-	241,054,391	-	241,054,391
Short Term Investments	-	31,493,728	-	31,493,728
Total Investments in Securities	$ -	$ 856,077,404	$ -	$ 856,077,404

Franklin Zero Coupon Fund - 2010

Assets:				
Investments in Securities:				
U.S. Government and Agency Securities	$ -	$ 26,922,192	$ -	$ 26,922,192
Short Term Investments	-	65,078,464	-	65,078,464
Total Investments in Securities	$ -	$ 92,000,656	$ -	$ 92,000,656

Mutual Global Discovery Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[b]				
Auto Components	$ -	$ -	$ 3,517,691 [c]	$ 3,517,691
Commercial Banks	77,681,669	-	2,358,840 [c]	80,040,509
Consumer Finance	-	-	3,617,184	3,617,184
Diversified Financial Services	42,988,761	6,663,456	1,239,313 [c]	50,891,530
Diversified Telecommunication Services	31,871,194	4,657	- [c]	31,875,851
Insurance	44,162,781	-	2,018,722	46,181,503
IT Services	-	-	31,832	31,832
Real Estate Management & Development	9,934,838	-	2,198,759	12,133,597
Other Equity Investments[a]	1,051,105,116	-	- [c]	1,051,105,116
Corporate Bonds, Notes and Senior Floating Rate Interests	-	74,461,436	3,532,292	77,993,728
Companies in Liquidation	-	162,707	- [c]	162,707
Short Term Investments	69,954,914	27,025,563	-	96,980,477
Total Investments in Securities	$ 1,327,699,273	$ 108,317,819	$ 18,514,633	$ 1,454,531,725
Forward Exchange Contracts	-	1,823,154	-	1,823,154
Liabilities:				
Forward Exchange Contracts	-	27,645,709	-	27,645,709
Mutual International Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments[a,b]	$ 2,312,479	$ -	$ -	$ 2,312,479
Forward Exchange Contracts	-	1,357	-	1,357
Liabilities:				
Forward Exchange Contracts	-	47,541	-	47,541

Mutual Shares Securities Fund							
Assets							
Equity Investments:[a]							
Auto Components	$ 8,663,585	$ 4,994	$ 4,913,560	$ (4,994)	$ -	$ 13,577,145 [b]	$ 4,913,560
Chemicals	25,000	-	-	-	-	25,000	-
Commercial Banks	-	-	(248,369)	3,215,087	-	2,966,718 [b]	(248,369)
Computers & Peripherals	179,657	87,238	(132,155)	(134,740)	-	- [b]	(29,118)
Consumer Finance	21,844,439	(29,902,016)	28,736,215	1,254,658	-	21,933,296	(83,711)
Diversified Financial Services	6,316,000	-	78,950	-	(6,394,950)	- [b]	-
Diversified Telecommunication Services	-	8,359	920	(9,279)	-	- [b]	920
Hotels, Restaurants & Leisure	-	-	1,168,776	-	-	1,168,776	1,168,776
Insurance	34,774	-	5,325	(33,913)	-	6,186	5,325
IT Services	-	-	54,171	104,511	-	158,682	54,171
Machinery	7,810,403	(18,098,639)	11,362,166	(1,073,930)	-	-	-
Real Estate Management & Development	8,146,075	-	(1,216,250)	-	-	6,929,825	(1,216,250)
Corporate Bonds, Notes and Senior Floating Rate Interests	6,419,422	(359,509)	7,306,132	(159,939)	-	13,206,106	7,015,945
Corporate Bonds and Notes in Reorganization	25	(112)	125	(38)	-	-	-
Total	$ 59,439,380	$ (48,259,685)	$ 52,029,566	$ 3,157,423	$ (6,394,950)	$ 59,971,734	$ 11,581,249
Templeton Growth Securities Fund							
Assets							
Equity Investments:							
Diversified Financial Services	$ -	$ -	$ 1,025,285	$ 11,910,000	$ -	$ 12,935,285	$ 1,025,285

[a]Includes common and preferred stocks as well as other equity investments.
[b]Includes securities determined to have no value at September 30, 2010.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By /s/ LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

Finance and Administration

Date November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

   Laura F. Fergerson

   Chief Executive Officer –

Finance and Administration

Date November 24, 2010

By /s/ GASTON GARDEY

   Gaston Gardey

   Chief Financial Officer and

 Chief Accounting Officer

Date November 24, 2010